Investments - Additional Information (Narrative) (Details) £ in Millions		12 Months Ended
		Dec. 31, 2025 USD ($) security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)	Dec. 31, 2025 GBP (£) security	Dec. 31, 2024 GBP (£) security	Aug. 01, 2024 USD ($)	Sep. 30, 2023 USD ($)	Aug. 31, 2023 GBP (£)	Apr. 01, 2023 USD ($)	May 05, 2022 USD ($)	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 20, 2017 USD ($)
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading at fair value (amortized cost — 2025: $0.0 and 2024: $1.0)		$ 0	$ 1,000,000.0
Fair Market Value		1,162,000,000	1,488,700,000
Unrealized (loss)/gain for the twelve months to December 31, 2024		0	0	$ 400,000
Other Investments	[1]	279,600,000	$ 267,200,000
Investment funded		$ 0
Debt Securities, Available-for-Sale, Unrealized Loss Position, Number of Positions		(606)	(1,170)		(606)	(1,170)
Total, Gross Unrealized Losses		$ (58,200,000)	$ (181,900,000)
Securities Below Investment Grade or NR		(300,000)
Investment, Identifier [Axis]: Unfunded Commitment, Real Estate (2021)Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		900,000	900,000
Investment, Identifier [Axis]: Unfunded Commitment, Apollo Real Estate Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		3,700,000	3,700,000
Investment, Identifier [Axis]: Unfunded Commitment, Energy Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		27,200,000	55,000,000.0
Investment, Identifier [Axis]: Unfunded Commitment, Infrastructure fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		1,700,000	2,300,000
Investment, Identifier [Axis]: Unfunded Commitment, Lloyd's Enhanced Liquidity Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment		0	0
Investment, Identifier [Axis]: Unfunded Commitment, Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment | £					£ 5.7	£ 6.8
Investment, Identifier [Axis]: Unfunded Commitment, Managed lending fund
Gain (Loss) on Securities [Line Items]
Unfunded commitment			200,000
Fair Value, Recurring [Member]
Gain (Loss) on Securities [Line Items]
Investments, fair value		88,300,000	111,700,000
Fair Value, Recurring [Member] | Managed Lending Fund (Dec 2020)
Gain (Loss) on Securities [Line Items]
Investments, fair value		20,700,000	19,300,000
Fair Value, Recurring [Member] | Pledge Accounts, Custodian Bank (April 2021)
Gain (Loss) on Securities [Line Items]
Investments, fair value		2,200,000	2,000,000.0
Fair Value, Recurring [Member] | Real estate fund (Sept 2021)
Gain (Loss) on Securities [Line Items]
Investments, fair value		31,100,000	36,200,000									$ 10,000,000.0
Fair Value, Recurring [Member] | Real estate fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		279,600,000	267,200,000
Fair Value, Recurring [Member] | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		15,000,000.0	19,300,000
Fair Value, Recurring [Member] | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		15,500,000	12,900,000
Fair Value, Recurring [Member] | Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		1,600,000	100,000
Fair Value, Recurring [Member] | Third party energy fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		32,500,000
Fair Value, Recurring [Member] | Lloyd's enhanced liquidity fund
Gain (Loss) on Securities [Line Items]
Investments, fair value		27,000,000.0	25,700,000
Fair Value, Recurring [Member] | Five Times Square
Gain (Loss) on Securities [Line Items]
Investments, fair value		43,200,000	40,000,000.0
Fair Value, Recurring [Member] | Five Times Square 2
Gain (Loss) on Securities [Line Items]
Investments, fair value		2,500,000
Fair Value, Recurring [Member] | Equity investments
Gain (Loss) on Securities [Line Items]
Investments, fair value		8,100,000	0
Limited Partner
Gain (Loss) on Securities [Line Items]
Restricted Assets													$ 20,000,000.0		$ 100,000,000.0
Limited Partner | Managed lending fund
Gain (Loss) on Securities [Line Items]
Restricted Assets										$ 2,800,000				$ 10,500,000
Limited Partner | Real estate fund | Apollo real estate fund
Gain (Loss) on Securities [Line Items]
Restricted Assets												$ 30,000,000.0
Limited Partner | Infrastructure fund
Gain (Loss) on Securities [Line Items]
Restricted Assets											$ 15,000,000.0
Limited Partner | Managed Debt Fund
Gain (Loss) on Securities [Line Items]
Restricted Assets | £									£ 7.0
Limited Partner | Third party energy fund
Gain (Loss) on Securities [Line Items]
Restricted Assets								$ 55,000,000.0
Limited Partner | Lloyd's enhanced liquidity fund
Gain (Loss) on Securities [Line Items]
Restricted Assets							$ 25,000,000.0
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair Market Value		25,400,000	79,700,000
Middle market loans and other private debt
Gain (Loss) on Securities [Line Items]
Fair Market Value		28,900,000	61,000,000.0
Private asset backed securities
Gain (Loss) on Securities [Line Items]
Fair Market Value		83,800,000	151,800,000
Global corporate securities
Gain (Loss) on Securities [Line Items]
Fair Market Value		$ 34,200,000	$ 18,500,000

[1]	Other investments includes related party investments of $81.4 million (2024 — $78.6 million).